Nuveen New Jersey Quality Municipal Income
Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 159.6% (99.2% of Total Investments)
X 888,640,779
MUNICIPAL BONDS - 159.6%  (99.2% of Total Investments) X 888,640,779
Consumer Discretionary - 0.5% (0.3% of Total Investments)
Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$ 2,460 (c) 5.000%, 1/01/32 1/24 at 100.00 $ 1,760,182
1,485 (c) 5.125%, 1/01/37 1/24 at 100.00 1,067,981
Total Consumer Discretionary 2,828,163
Consumer Staples - 5.3% (3.3% of Total Investments)
Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018A:
8,525 4.000%, 6/01/37 6/28 at 100.00 8,286,153
12,895 5.000%, 6/01/46 6/28 at 100.00 12,972,170
8,250 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 8,272,975
Total Consumer Staples 29,531,298
Education and Civic Organizations - 19.0% (11.8% of Total Investments)
1,000 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase II,
Series 2021A, 4.000%, 7/01/53 - AGM Insured
7/31 at 100.00 928,990
1,760 Camden County Improvement Authority, New Jersey, Lease Revenue Bonds,
Rowan University School of Osteopathic Medicine Project, Refunding Series
2013A, 5.000%, 12/01/32
1/24 at 100.00 1,760,780
715 Camden County Improvement Authority, New Jersey, School Revenue Bonds,
KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022, 6.000%,
6/15/62
12/30 at 100.00 762,239
Essex County Improvement Authority, New Jersey, General Obligation Lease
Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT Student
Housing Project, Series 2021A:
2,600 4.000%, 8/01/51 - BAM Insured 8/31 at 100.00 2,437,852
1,000 4.000%, 8/01/56 - BAM Insured 8/31 at 100.00 918,435
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021, 4.000%,
7/01/46 - BAM Insured
7/30 at 100.00 970,749
1,000 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/50
1/28 at 100.00 953,622
175 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52,
144A
9/27 at 100.00 155,877
2,025 New Jersey Economic Development Authority, Revenue Bonds, The Seeing
Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call 2,066,290
New Jersey Economic Development Authority, Revenue Bonds, The Seeing
Eye Inc., Refunding Series 2017:
820 3.000%, 6/01/32 12/27 at 100.00 775,118
500 5.000%, 6/01/32 12/27 at 100.00 524,128
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Kean University,
Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 979,278
New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State
University, Refunding Series 2015D:
2,395 5.000%, 7/01/31 7/25 at 100.00 2,449,924
1,600 5.000%, 7/01/33 7/25 at 100.00 1,634,855
1,000 5.000%, 7/01/34 7/25 at 100.00 1,020,955
5,950 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State
University, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 5,961,939
5,280 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Refunding Series 2021C, 5.000%, 3/01/30
No Opt. Call 6,019,826

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 4,000 (d) New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Tender Option Bond Trust 2015-XF0149, 6.599%, 7/01/44, 144A,
(IF)
7/24 at 100.00 $ 4,072,162
New Jersey Educational Facilities Authority, Revenue Bonds, Rider University,
Series  2017F:
330 3.750%, 7/01/37 7/27 at 100.00 252,701
3,830 4.000%, 7/01/42 7/27 at 100.00 2,809,060
3,885 5.000%, 7/01/47 7/27 at 100.00 3,206,974
1,200 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/35
7/25 at 100.00 1,222,348
775 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2017D, 3.500%, 7/01/44
7/27 at 100.00 625,285
New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D:
685 5.000%, 7/01/38 1/24 at 100.00 685,305
1,935 5.000%, 7/01/43 1/24 at 100.00 1,935,651
1,980 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C, 3.000%, 7/01/46
7/26 at 100.00 1,414,690
860 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute
of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 770,605
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute
of Technology, Series 2017A:
1,060 5.000%, 7/01/37 7/27 at 100.00 1,093,414
2,280 5.000%, 7/01/42 7/27 at 100.00 2,322,319
1,050 4.000%, 7/01/47 7/27 at 100.00 956,735
3,160 5.000%, 7/01/47 7/27 at 100.00 3,198,796
975 New Jersey Educational Facilities Authority, Revenue Bonds, The College of
Saint Elizabeth, Series 2016D, 5.000%, 7/01/46
7/26 at 100.00 853,056
4,560 New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson
University, Series 2015C, 5.000%, 7/01/40
7/25 at 100.00 4,601,285
New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson
University, Series 2017B:
2,000 5.000%, 7/01/42 - AGM Insured 7/27 at 100.00 2,065,106
2,295 5.000%, 7/01/47 - AGM Insured 7/27 at 100.00 2,355,539
410 New Jersey Higher Education Assistance Authority, Student Loan Revenue
Bonds, Tender Option Bond Trust 2015-XF0151, 3.403%, 12/01/27, (AMT),
144A, (IF)
12/23 at 100.00 390,962
1,165 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40, (AMT)
12/29 at 100.00 1,012,395
11,925 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022B, 4.000%, 12/01/41, (AMT)
12/30 at 100.00 11,431,924
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2018A:
910 3.750%, 12/01/30, (AMT) 6/28 at 100.00 888,003
925 4.000%, 12/01/32, (AMT) 6/28 at 100.00 922,299
725 4.000%, 12/01/33, (AMT) 6/28 at 100.00 721,954
775 4.000%, 12/01/35, (AMT) 6/28 at 100.00 773,135
1,375 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023B, 4.000%, 12/01/44, (AMT)
12/33 at 100.00 1,320,672
1,230 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%, 12/01/51,
(AMT)
12/29 at 100.00 859,904
2,500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Subordinate Series 2022C, 5.000%, 12/01/52,
(AMT)
12/30 at 100.00 2,540,214
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2016-1A:
1,660 3.500%, 12/01/32, (AMT) 12/25 at 100.00 1,629,773
380 4.000%, 12/01/39, (AMT) 12/25 at 100.00 378,258
1,275 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 1,200,563
535 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 510,500

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A:
$ 1,720 4.000%, 12/01/28, (AMT) 12/24 at 100.00 $ 1,713,998
950 4.000%, 12/01/30, (AMT) 12/24 at 100.00 932,116
6,855 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 6,761,190
4,795 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 3,804,088
2,315 New Jersey Institute of Technology, New Jersey, General Obligation Bonds,
Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 2,341,381
1,000 Passaic County Improvement Authority, New Jersey, Charter School Revenue
Bonds, Paterson Arts & Science Charter School, Series 2023, 5.500%, 7/01/58
7/31 at 100.00 1,014,167
Total Education and Civic Organizations 105,909,384
Financials - 0.2% (0.1% of Total Investments)
1,120 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call 1,108,696
Total Financials 1,108,696
Health Care - 16.6% (10.3% of Total Investments)
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021:
2,880 2.375%, 7/01/46 7/31 at 100.00 1,824,773
1,215 3.000%, 7/01/51 7/31 at 100.00 847,014
185 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
1/24 at 100.00 185,137
2,175 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS
Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 2,128,247
9,995 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 10,025,192
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
700 5.000%, 7/01/28 7/27 at 100.00 750,097
4,140 5.000%, 7/01/57 7/27 at 100.00 4,205,015
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A:
210 4.000%, 7/01/45 7/24 at 100.00 194,949
12,010 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 12,230,310
1,450 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%,
7/01/32
1/24 at 100.00 1,450,859
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A:
830 5.000%, 7/01/32 7/26 at 100.00 866,594
1,055 5.000%, 7/01/33 7/26 at 100.00 1,100,444
1,370 5.000%, 7/01/34 7/26 at 100.00 1,427,157
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert
Wood Johnson University Hospital Issue, Series 2014A:
4,035 5.000%, 7/01/39 7/24 at 100.00 4,050,367
5,955 5.000%, 7/01/43 7/24 at 100.00 5,975,365
3,945 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43
1/24 at 100.00 3,947,835
4,155 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ
Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
7/26 at 100.00 4,203,109
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ
Barnabas Health Obligated Group, Series 2021A:
1,690 4.000%, 7/01/45 7/31 at 100.00 1,635,793
1,000 3.000%, 7/01/51 7/31 at 100.00 719,582
1,960 4.000%, 7/01/51 7/31 at 100.00 1,866,783

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint
Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
$ 1,600 3.000%, 7/01/32 7/26 at 100.00 $ 1,410,966
1,135 4.000%, 7/01/34 7/26 at 100.00 1,089,491
1,600 5.000%, 7/01/35 7/26 at 100.00 1,615,354
3,700 5.000%, 7/01/36 7/26 at 100.00 3,733,265
2,095 5.000%, 7/01/41 7/26 at 100.00 2,098,876
6,655 4.000%, 7/01/48 7/26 at 100.00 5,787,927
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A:
5,025 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 4,904,316
3,915 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 3,922,335
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley
Health System Obligated Group, Series 2019:
1,740 4.000%, 7/01/44 7/29 at 100.00 1,639,858
8,350 3.000%, 7/01/49 7/29 at 100.00 6,318,379
Total Health Care 92,155,389
Housing/Multifamily - 4.5% (2.8% of Total Investments)
New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project, Series
2017A:
450 5.000%, 7/01/47 1/27 at 100.00 404,035
1,400 5.000%, 1/01/50 1/27 at 100.00 1,240,043
1,900 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing Project,
Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 1,713,106
6,575 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing Project,
Series 2015, 5.000%, 7/01/47
7/25 at 100.00 5,427,504
3,404 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B, 2.375%,
1/01/39
No Opt. Call 2,575,035
4,320 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 3,914,202
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D:
1,125 3.900%, 11/01/32, (AMT) 5/26 at 100.00 1,082,303
1,750 4.250%, 11/01/37, (AMT) 5/26 at 100.00 1,654,447
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A:
1,150 2.300%, 11/01/40 11/29 at 100.00 825,575
500 2.450%, 11/01/45 11/29 at 100.00 339,499
1,000 2.550%, 11/01/50 11/29 at 100.00 639,836
1,000 2.625%, 11/01/56 11/29 at 100.00 627,940
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A:
1,500 2.250%, 11/01/36 11/30 at 100.00 1,180,472
1,270 2.650%, 11/01/46 11/30 at 100.00 867,717
1,445 2.700%, 11/01/51 11/30 at 100.00 972,469
1,310 2.750%, 11/01/56 11/30 at 100.00 849,165
750 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2023C, 5.000%, 11/01/38, (AMT)
5/32 at 100.00 772,937
Total Housing/Multifamily 25,086,285
Housing/Single Family - 10.9% (6.8% of Total Investments)
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2018A:
5,280 3.600%, 4/01/33 10/27 at 100.00 4,903,387
3,275 3.750%, 10/01/35 10/27 at 100.00 3,136,936
2,840 New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 2,723,032

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2019C:
$ 4,585 3.500%, 10/01/34 4/28 at 100.00 $ 4,424,516
4,835 (d) 3.850%, 10/01/39, (UB) 4/28 at 100.00 4,429,714
3,295 (d) 3.950%, 10/01/44, (UB) 4/28 at 100.00 2,993,707
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2020E:
4,810 2.050%, 10/01/35 4/29 at 100.00 3,869,149
6,235 2.250%, 10/01/40 4/29 at 100.00 4,504,152
3,210 2.400%, 10/01/45 4/29 at 100.00 2,197,086
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021H:
5,995 1.900%, 10/01/36 4/30 at 100.00 4,393,554
4,625 2.150%, 10/01/41 4/30 at 100.00 3,201,146
8,070 2.400%, 4/01/52 4/30 at 100.00 5,317,153
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2022I:
4,040 4.500%, 10/01/42 4/31 at 100.00 4,074,453
3,095 4.600%, 10/01/46 4/31 at 100.00 3,106,394
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2023J:
1,000 (d) 4.150%, 10/01/38, (UB) 4/32 at 100.00 1,004,797
2,300 (d) 4.500%, 10/01/43, (UB) 4/32 at 100.00 2,316,085
3,850 (d) 4.700%, 10/01/48, (UB) 4/32 at 100.00 3,882,823
Total Housing/Single Family 60,478,084
Long-Term Care - 0.7% (0.4% of Total Investments)
1,110 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 1,007,529
2,755 New Jersey Economic Development Authority, Revenue Bonds, White Horse
HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A
1/28 at 102.00 1,919,866
1,430 (c) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38,
144A
10/26 at 102.00 1,075,322
Total Long-Term Care 4,002,717
Tax Obligation/General - 15.8% (9.8% of Total Investments)
440 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2018,
3.125%, 1/15/32 - BAM Insured
1/28 at 100.00 429,607
2,920 Cumberland County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Correctional Facility Project, Series 2018, 4.000%,
10/01/43 - BAM Insured
10/28 at 100.00 2,857,991
Cumberland County, New Jersey, General Obligation Bonds, Series 2021:
1,470 2.000%, 5/15/30 5/28 at 100.00 1,313,133
1,475 2.000%, 5/15/31 5/28 at 100.00 1,290,495
7,200 Essex County Improvement Authority, New Jersey, Lease Revenue Bonds,
Essex County Family Court Building House Projects, County Guaranteed
Series 2023, 5.000%, 7/03/24
No Opt. Call 7,268,926
680 Hamilton Township, Mercer County Board of Education, New Jersey, General
Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 599,622
Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018:
1,340 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 1,308,187
1,110 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 1,085,538
1,255 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 1,220,360
1,750 Hudson County Improvement Authority, County Guaranteed Pooled Notes,
Series 2023B-1, 5.000%, 7/24/24
No Opt. Call 1,766,644
1,040 Hudson County Improvement Authority, New Jersey, County Guaranteed
Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond
Project, Series 2018, 5.000%, 8/01/42
8/25 at 100.00 1,058,172
2,000 Hudson County Improvement Authority, New Jersey, County Secured Lease
Revenue Bonds, Hudson County Courthouse Project, Series 2020, 4.000%,
10/01/46
10/30 at 100.00 1,956,096

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Hudson County Improvement Authority, New Jersey, County Secured Lease
Revenue Bonds, Hudson County Vocational Technical Schools Project, Series
2016:
$ 4,235 5.000%, 5/01/46 5/26 at 100.00 $ 4,321,902
9,775 5.250%, 5/01/51 5/26 at 100.00 10,051,710
Jersey City Board of Education, Hudson County, New Jersey, General
Obligation Bonds, School Energy Savings Refunding Series 2023:
650 4.000%, 8/15/40 - AGM Insured 8/33 at 100.00 660,021
500 4.000%, 8/15/41 - AGM Insured 8/33 at 100.00 505,927
880 4.125%, 8/15/42 - AGM Insured 8/33 at 100.00 896,234
2,000 Jersey City, New Jersey, Bond Anticipation Notes Series 2023C, 5.000%,
10/24/24
No Opt. Call 2,025,550
5,000 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 4,554,901
Jersey City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2017A:
1,000 5.000%, 11/01/29 11/27 at 100.00 1,071,044
515 5.000%, 11/01/31 11/27 at 100.00 549,589
440 5.000%, 11/01/33 11/27 at 100.00 469,530
Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A:
2,140 3.000%, 3/01/32 3/31 at 100.00 2,087,178
1,000 3.000%, 3/01/36 3/31 at 100.00 941,573
760 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 760,656
2,110 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 2,052,508
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A:
5,430 4.000%, 6/01/31 No Opt. Call 5,775,239
4,245 3.000%, 6/01/32 No Opt. Call 4,004,138
3,115 New Jersey State, General Obligation Bonds, Various Purpose Series 2020,
2.250%, 6/01/35
12/27 at 100.00 2,599,911
Newark Board of Education, Essex County, New Jersey, General Obligation
Bonds, School Energy Savings Series 2021:
750 3.000%, 7/15/38 - BAM Insured 7/31 at 100.00 618,732
755 3.000%, 7/15/39 - BAM Insured 7/31 at 100.00 611,130
1,000 3.000%, 7/15/40 - BAM Insured 7/31 at 100.00 796,068
2,400 Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue Bonds,
Mulberry Pedestrian Bridge Redevelopment Project, Series 2022, 6.000%,
11/15/62 - AGM Insured
11/32 at 100.00 2,731,222
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,937 4.000%, 7/01/33 7/31 at 103.00 2,747,495
2,032 4.000%, 7/01/35 7/31 at 103.00 1,863,387
1,000 Sayreville School District, Middlesex County, New Jersey, General Obligation
Bonds, School Series 2022, 4.000%, 1/15/41 - BAM Insured
1/32 at 100.00 1,005,260
South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020:
400 4.000%, 1/15/25 No Opt. Call 403,443
500 4.000%, 1/15/26 No Opt. Call 509,696
1,196 South Orange Village Township, New Jersey, General Obligation Bonds,
Series 2023, 5.000%, 6/28/24
No Opt. Call 1,205,846
4,885 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series 2011B,
5.250%, 12/01/31, (AMT)
1/24 at 100.00 4,890,828
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
1/24 at 100.00 2,516,653
1,075 Union County, New Jersey, General Obligation Bonds, Series 2018, 3.000%,
3/01/27
9/25 at 100.00 1,073,050
1,515 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/27 - AGM Insured
No Opt. Call 1,613,463
Total Tax Obligation/General 88,068,655

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 45.3% (28.2% of Total Investments)
$ 2,365 Bergen County Improvement Authority, New Jersey, County Guaranteed
Revenue Bonds, Bergen New Bridge Medical Center Project, Series 2022,
5.000%, 8/01/47
8/32 at 100.00 $ 2,593,982
3,775 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call 4,016,806
1,000 Bergen County Improvement Authority, New Jersey, Lease Revenue Bonds,
Boro Ridgefield Project, County Guaranteed Series 2020, 4.000%, 10/15/42
10/30 at 100.00 1,012,440
7,500 Burlington County Bridge Commission, New Jersey, Governmental Leasing
Program Revenue Bonds, Series 2023C, 4.500%, 8/07/24
No Opt. Call 7,548,187
3,000 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2003B, 0.000%, 11/01/25 - AGM Insured
No Opt. Call 2,813,705
2,230 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call 2,385,237
Middlesex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, New Jersey Health + Life Science Exchange - H-1
Project Series 2023A:
1,965 5.000%, 8/15/49 8/33 at 100.00 2,144,075
8,000 (d) 4.000%, 8/15/53, (UB) 8/33 at 100.00 7,684,048
7,785 (d) 5.000%, 8/15/53, (UB) 8/33 at 100.00 8,335,204
6,285 5.000%, 8/15/53 8/33 at 100.00 6,729,192
5,445 New Jersey Economic Development Authority, Lease Revenue Bonds, State
House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 5,574,209
New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A:
2,400 5.250%, 11/01/47 11/32 at 100.00 2,575,251
1,685 5.000%, 11/01/52 11/32 at 100.00 1,756,804
5,575 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 5,452,137
6,000 New Jersey Economic Development Authority, Revenue Bonds, New Jersey
Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%,
11/01/25
No Opt. Call 6,200,890
6,385 New Jersey Economic Development Authority, School Facilities Construction
Bonds, Series 2014UU, 5.000%, 6/15/27
6/24 at 100.00 6,434,767
New Jersey Economic Development Authority, School Facilities Construction
Bonds, Social Series 2021QQQ:
1,300 5.000%, 6/15/31 12/30 at 100.00 1,455,812
1,000 5.000%, 6/15/32 12/30 at 100.00 1,116,184
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A:
6,495 (d) 4.625%, 9/01/48, (UB) 3/33 at 100.00 6,618,141
590 5.250%, 9/01/53 3/33 at 100.00 634,424
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1:
1,140 5.000%, 6/15/29 6/26 at 100.00 1,188,602
655 5.000%, 6/15/30 6/26 at 100.00 682,542
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB:
1,250 3.000%, 6/15/50 12/31 at 100.00 939,595
1,500 4.000%, 6/15/50 12/31 at 100.00 1,415,569
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC:
3,750 5.000%, 6/15/42 12/32 at 100.00 4,056,098
1,250 5.000%, 6/15/48 12/32 at 100.00 1,314,969
1,610 5.500%, 6/15/50 12/32 at 100.00 1,748,749
1,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 986,216
32,965 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call 25,726,526

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
$ 37,600 0.000%, 12/15/32 - AGM Insured No Opt. Call $ 27,421,680
39,090 0.000%, 12/15/33 - AGM Insured No Opt. Call 27,423,488
5,160 0.000%, 12/15/34 - AGM Insured No Opt. Call 3,476,536
7,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call 7,115,605
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A:
1,150 5.000%, 12/15/35 12/28 at 100.00 1,231,557
440 5.000%, 12/15/36 12/28 at 100.00 469,619
4,950 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 4,969,529
5,370 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.000%, 6/15/46
12/28 at 100.00 5,533,332
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB:
750 4.000%, 6/15/44 12/28 at 100.00 714,380
6,845 3.500%, 6/15/46 12/28 at 100.00 5,820,891
2,900 4.000%, 6/15/50 12/28 at 100.00 2,693,667
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA:
4,425 5.000%, 6/15/45 12/30 at 100.00 4,646,647
3,435 3.000%, 6/15/50 12/30 at 100.00 2,582,008
1,175 4.000%, 6/15/50 12/30 at 100.00 1,091,400
Newark Parking Authority, Essex County, New Jersey, Lease Revenue Bonds,
Parking Facility/Office Project Series 2023:
600 5.250%, 2/01/43 - AGM Insured 2/33 at 100.00 637,563
1,250 5.500%, 2/01/51 - AGM Insured 2/33 at 100.00 1,319,811
3,860 Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds,
Preakness Healthcare Center Expansion Project, Refunding Series 2015,
3.750%, 5/01/36
5/25 at 100.00 3,857,209
4,005 Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds,
Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35
1/24 at 100.00 4,005,134
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
814 4.750%, 7/01/53 7/28 at 100.00 770,347
2,704 5.000%, 7/01/58 7/28 at 100.00 2,628,504
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
2,874 4.329%, 7/01/40 7/28 at 100.00 2,727,560
1,000 4.784%, 7/01/58 7/28 at 100.00 942,065
Union County Improvement Authority, New Jersey, General Obligation Lease
Bonds, Juvenile Detention Center Facility Project, Refunding Series 2015A:
1,420 5.500%, 5/01/28 No Opt. Call 1,579,242
1,425 5.500%, 5/01/29 No Opt. Call 1,615,398
1,000 5.500%, 5/01/30 No Opt. Call 1,153,638
1,830 5.500%, 5/01/31 No Opt. Call 2,148,671
1,915 5.500%, 5/01/32 No Opt. Call 2,286,068
1,990 5.500%, 5/01/33 No Opt. Call 2,410,934
2,075 5.500%, 5/01/34 No Opt. Call 2,551,979
3,975 (d) Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Tender Option Trust 2016-
XG0057, 7.918%, 3/01/34, 144A, (IF)
No Opt. Call 5,327,088
Total Tax Obligation/Limited 252,291,911
Transportation - 27.9% (17.4% of Total Investments)
Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds,
Series 2014A:
1,285 5.000%, 1/01/34 1/24 at 100.00 1,286,562
5,410 4.125%, 1/01/39 1/24 at 100.00 5,409,867
7,800 5.000%, 1/01/44 1/24 at 100.00 7,805,841

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 1,000 Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds,
Series 2019, 4.000%, 1/01/44
1/29 at 100.00 $ 967,940
Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Refunding Series 2015:
1,000 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 1,003,616
2,820 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 2,830,585
Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Refunding Series 2019B:
2,005 5.000%, 7/01/28 No Opt. Call 2,183,547
1,520 5.000%, 7/01/29 No Opt. Call 1,670,423
Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Series 2017:
2,820 5.000%, 7/01/42 7/27 at 100.00 2,923,606
10,210 5.000%, 7/01/47 7/27 at 100.00 10,455,488
Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Series 2019A:
1,050 5.000%, 7/01/28 No Opt. Call 1,143,504
1,350 5.000%, 7/01/29 No Opt. Call 1,483,599
1,015 5.000%, 7/01/30 7/29 at 100.00 1,125,473
10,035 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 10,058,651
2,325 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds,
Series 2018A, 5.000%, 1/01/37
1/29 at 100.00 2,502,434
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013:
6,255 5.375%, 1/01/43, (AMT) 1/24 at 100.00 6,259,855
7,815 5.625%, 1/01/52, (AMT) 1/24 at 100.00 7,822,021
2,800 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
1/24 at 100.50 2,801,513
2,250 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
3/24 at 101.00 2,263,691
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
5,295 5.000%, 10/01/37, (AMT) 10/27 at 100.00 5,353,368
8,910 5.000%, 10/01/47, (AMT) 10/27 at 100.00 8,763,148
6,570 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 6,614,220
3,065 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call 3,431,027
1,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/42
1/31 at 100.00 1,002,040
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A:
1,250 4.000%, 1/01/42 7/32 at 100.00 1,253,011
2,500 4.000%, 1/01/43 7/32 at 100.00 2,481,618
7,500 (d) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB)
1/33 at 100.00 8,193,877
2,750 Passaic County Improvement Authority, New Jersey, Revenue Bonds,
Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 - AGM Insured
1/24 at 100.00 2,753,687
3,080 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43, (AMT)
1/24 at 100.00 2,970,008
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019:
8,000 4.000%, 11/01/41, (AMT) 11/29 at 100.00 7,813,886
4,000 4.000%, 11/01/47, (AMT) 11/29 at 100.00 3,749,483
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fouteen Series 2019:
4,500 4.000%, 9/01/38, (AMT) 9/29 at 100.00 4,437,331
2,500 4.000%, 9/01/39, (AMT) 9/29 at 100.00 2,455,178
1,265 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023, 5.000%, 7/15/38, (AMT)
7/33 at 100.00 1,357,366
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Four Series 2022, 5.500%, 8/01/52, (AMT)
8/32 at 100.00 2,139,653

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022:
$ 6,000 (d) 5.000%, 1/15/47, (AMT), (UB) 1/33 at 100.00 $ 6,216,365
4,660 (d) 5.000%, 1/15/52, (AMT), (UB) 1/33 at 100.00 4,798,759
3,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 3,008,411
1,385 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 1,426,208
South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2022A:
2,240 4.625%, 11/01/47 11/32 at 100.00 2,254,985
1,000 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 1,054,824
Total Transportation 155,526,669
U.S. Guaranteed - 7.6% (4.7% of Total Investments) (e)
Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated Group
Issue, Refunding Series 2014A:
175 5.000%, 2/15/25, (Pre-refunded 2/15/24) 2/24 at 100.00 175,555
220 5.000%, 2/15/26, (Pre-refunded 2/15/24) 2/24 at 100.00 220,698
1,320 5.000%, 2/15/27, (Pre-refunded 2/15/24) 2/24 at 100.00 1,324,186
1,185 5.000%, 2/15/28, (Pre-refunded 2/15/24) 2/24 at 100.00 1,188,758
1,385 5.000%, 2/15/29, (Pre-refunded 2/15/24) 2/24 at 100.00 1,389,392
2,500 5.000%, 2/15/32, (Pre-refunded 2/15/24) 2/24 at 100.00 2,507,929
3,040 5.000%, 2/15/33, (Pre-refunded 2/15/24) 2/24 at 100.00 3,049,641
1,000 5.000%, 2/15/34, (Pre-refunded 2/15/24) 2/24 at 100.00 1,003,172
1,950 5.000%, 2/15/35, (Pre-refunded 2/15/24) 2/24 at 100.00 1,956,184
2,225 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 2,256,005
1,410 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding Series
2014A, 5.000%, 7/01/29, (Pre-refunded 7/01/24)
7/24 at 100.00 1,420,320
New Jersey Economic Development Authority, School Facilities Construction
Bonds, Series 2015WW:
660 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 682,655
11,455 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 11,848,203
5,020 New Jersey Economic Development Authority, School Facilities Construction
Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26, (Pre-
refunded 6/15/24)
6/24 at 100.00 5,059,128
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A:
2,055 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 2,075,311
3,390 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call 3,422,788
405 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%,
12/01/23, (AMT), (ETM)
No Opt. Call 405,000
Sparta Township Board of Education, Sussex County, New Jersey, General
Obligation Bonds, Refunding Series 2015:
1,000 5.000%, 2/15/34, (Pre-refunded 2/15/25) 2/25 at 100.00 1,022,966
1,395 5.000%, 2/15/35, (Pre-refunded 2/15/25) 2/25 at 100.00 1,427,037
Total U.S. Guaranteed 42,434,928
Utilities - 5.3% (3.3% of Total Investments)
New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A:
1,000 4.750%, 6/15/32, (AMT) 1/24 at 100.00 1,000,188
1,225 5.125%, 6/15/43, (AMT) 1/24 at 100.00 1,224,964
1,950 New Jersey Economic Development Authority, Natural Gas Facilities Revenue
Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A,
2.750%, 8/01/39
8/24 at 100.00 1,570,730

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,495 New Jersey Economic Development Authority, Natural Gas Facilities Revenue
Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011C,
3.000%, 8/01/41, (AMT)
8/24 at 100.00 $ 1,183,233
2,355 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 2,013,258
5,220 New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green
Series 2021A-1, 3.000%, 9/01/34
9/30 at 100.00 4,958,258
2,700 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue
Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call 3,063,011
1,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/35, 144A
7/30 at 100.00 1,510,793
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 871,098
13,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call 11,823,067
Total Utilities 29,218,600
Total Municipal Bonds
(cost $910,414,412) 888,640,779
Total Long-Term Investments
(cost $910,414,412) 888,640,779
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.3% (0.8% of Total Investments)
X 7,000,000
MUNICIPAL BONDS - 1.3%  (0.8% of Total Investments) X 7,000,000
Health Care - 0 .9% ( 0 .6 % of Total Investments)
$ 5,000 (f) New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua
Health, Series 2009E, 3.300%, 7/01/43, (Mandatory Put 12/07/23)
11/23 at 100.00 $ 5,000,000
Total Health Care 5,000,000
Tax Obligation/General - 0 .4% ( 0 .2 % of Total Investments)
$ 2,000 (f) Mercer County, New Jersey, General Obligation Bonds, Tender Option Bond
Floater Series 2023-005, 3.280%, 4/04/24, (Mandatory Put 11/28/23), 144A
No Opt. Call 2,000,000
Total Tax Obligation/General 2,000,000
Total Municipal Bonds
(cost $7,000,000) 7,000,000
Total Short-Term Investments
(cost $7,000,000) 7,000,000
Total Investments
(cost $917,414,412) - 160.9% 895,640,779
Floating Rate Obligations - (7.8)%   (43,465,000)
VRDP Shares, Net - (56.2)% (g) (312,726,781)
Other Assets & Liabilities, Net - 3.1% 17,183,550
Net Assets Applicable to Common Shares - 100% $ 556,632,548

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NXJ
are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 888,640,779 $ – $ 888,640,779
Short-Term Investments:
Municipal Bonds – 7,000,000 – 7,000,000
Total
$ – $ 895,640,779 $ – $ 895,640,779
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(g) VRDP Shares, Net as a percentage of Total Investments is 34.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.